UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                --------------------------------

Check here if Amendment |_|; Amendment Number:
                                                -----------

This Amendment (Check only one.):          |_| is a restatement.
                                           |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DAFNA Capital Management, LLC
           -------------------------------------------------
Address:   10990 Wilshire Boulevard, Suite 1400
           -------------------------------------------------
           Los Angeles, CA 90024
           -------------------------------------------------

           -------------------------------------------------

Form 13F File Number:  28 -
                             --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Nathan Fischel
             -----------------------------------------------
Title:       CEO
             -----------------------------------------------
Phone:       (310) 724-5800
             -----------------------------------------------

Signature, Place, and Date of Signing:


   /s/ Nathan Fischel            Los Angeles                  2/13/2007
------------------------  ---------------------------  -------------------------
       [Signature]              [City, State]                   [Date]

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number         Name

28 -11137                    Millenco, L.L.C.
    ----------------------   ---------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      1
                                        ---------------------

Form 13F Information Table Entry Total: 26
                                        ---------------------

Form 13F Information Table Value Total: 63,443
                                        ---------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       No.        Form 13F File Number      Name

          1       28 -                      Nathan Fischel
       --------        ------------------   ------------------------------------
       [Repeat as necessary.]


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     Column 1                Column Column 3 Column 4          Column 5           Column 6      Column 7          Column 8
                               2
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                                                                                                               Voting Authority
                                                                                                               ----------------
------------------------------------------------------------------------------------------------------------------------------------
                             TITLE
                              OF              VALUE      SHRS OR     SH/   PUT/   INVESTMENT     OTHER
    NAME OF ISSUER           CLASS   CUSIP   (x$1000)    PRN AMT     PRN   CALL   DISCRETION    MANAGERS    SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

CARDIOME PHARMA CORP         COM   14159U202    6,950     623,277     SH           OTHER            1               623,277
------------------------------------------------------------------------------------------------------------------------------------

GENTIUM SPA                  COM   37250B104      521     25,600      SH           OTHER            1                25,600
------------------------------------------------------------------------------------------------------------------------------------

LABOPHARM INC                COM   504905100    1,386     236,150     SH           OTHER            1               236,150
------------------------------------------------------------------------------------------------------------------------------------

ADVANCED MAGNETICS INC       COM   00753P103    3,183     53,300      SH           OTHER            1                53,300
------------------------------------------------------------------------------------------------------------------------------------
ALEXION PHARMACEUTICALS
INC                          COM   015351109    2,815     69,700      SH           OTHER            1                69,700
------------------------------------------------------------------------------------------------------------------------------------

ALLOS THERAPEUTICS INC       COM   019777101    2,911     497,681     SH           OTHER            1               497,681
------------------------------------------------------------------------------------------------------------------------------------
APPLERA CORP COM CELERA
GENOMICS                     COM   038020202    1,627     116,300     SH           OTHER            1               116,300
------------------------------------------------------------------------------------------------------------------------------------

ARQULE INC                   COM   04269E107    1,558     263,189     SH           OTHER            1               263,189
------------------------------------------------------------------------------------------------------------------------------------

ARRAY BIOPHARMA INC          COM   04269X105    2,979     230,600     SH           OTHER            1               230,600
------------------------------------------------------------------------------------------------------------------------------------
BIOMARIN PHARMACEUTICAL
INC                          COM   09061G101    3,750     228,805     SH           OTHER            1               228,805
------------------------------------------------------------------------------------------------------------------------------------

BIOMIRA INC                  COM   09161R106      592     519,000     SH           OTHER            1               519,000
------------------------------------------------------------------------------------------------------------------------------------

CYPRESS BIOSCIENCES INC      COM   232674507    3,345     431,620     SH           OTHER            1               431,620
------------------------------------------------------------------------------------------------------------------------------------

CYTOGEN CORP                 COM   232824300       70     30,000      SH           OTHER            1                30,000
------------------------------------------------------------------------------------------------------------------------------------

CYTOKINETICS INC             COM   23282W100    2,159     288,700     SH           OTHER            1               288,700
------------------------------------------------------------------------------------------------------------------------------------

GILEAD SCIENCES INC          COM   375558103    1,208     18,600      SH           OTHER            1                18,600
------------------------------------------------------------------------------------------------------------------------------------

ICOS CORP                    COM   449295104    2,353     69,650      SH           OTHER            1                69,650
------------------------------------------------------------------------------------------------------------------------------------

ISHARES TR                   COM   464287556    1,905     24,500      SH           OTHER            1                24,500
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
     Column 1                Column Column 3 Column 4          Column 5           Column 6      Column 7          Column 8
                               2
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Voting Authority
                                                                                                               ----------------
------------------------------------------------------------------------------------------------------------------------------------
                             TITLE
                              OF              VALUE      SHRS OR     SH/   PUT/   INVESTMENT     OTHER
    NAME OF ISSUER           CLASS   CUSIP   (x$1000)    PRN AMT     PRN   CALL   DISCRETION    MANAGERS    SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

MANNKIND CORP                COM   56400P201      741     44,955      SH           OTHER            1                44,955
------------------------------------------------------------------------------------------------------------------------------------

MEDAREX INC                  COM   583916101    4,175     282,300     SH           OTHER            1               282,300
------------------------------------------------------------------------------------------------------------------------------------
MONOGRAM BIOSCIENCES
INC                          COM   60975U108      398     223,525     SH           OTHER            1               223,525
------------------------------------------------------------------------------------------------------------------------------------

ONYX PHARMACEUTICALS INC     COM   683399109      230     21,714      SH           OTHER            1                21,714
------------------------------------------------------------------------------------------------------------------------------------

POZEN INC                    COM   73941U102   10,067     592,500     SH           OTHER            1               592,500
------------------------------------------------------------------------------------------------------------------------------------

SAVIENT PHARMACEUTICALS      COM   80517Q100    2,977     265,608     SH           OTHER            1               265,608
------------------------------------------------------------------------------------------------------------------------------------
SOMAXON
PHARMACEUTICALS INC          COM   834453102    2,725     192,020     SH           OTHER            1               192,020
------------------------------------------------------------------------------------------------------------------------------------
SONUS PHARMACEUTICALS
INC                          COM   835692104    1,985     324,800     SH           OTHER            1               324,800
------------------------------------------------------------------------------------------------------------------------------------

TEVA PHARMACEUTICAL ADR      COM   881624209      833     26,800      SH           OTHER            1                26,800
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